SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Percentage of Completion Account Balances (Details) - USD ($) $ in Thousands	Dec. 30, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cost and Earnings in Excess of Billings	$ 5,005	$ 2,573
Billings in Excess of Cost and Earnings	$ 4,435	$ 4,748